Shareholders’ Equity (Details)																		1 Months Ended											12 Months Ended
		Oct. 15, 2025 USD ($) $ / shares shares	Oct. 13, 2025 shares	Oct. 07, 2025 USD ($) $ / shares shares	Aug. 31, 2025 shares	Aug. 22, 2025	Aug. 13, 2025 $ / shares shares	May 31, 2025 USD ($)	Feb. 26, 2025 USD ($) shares	Feb. 06, 2025 USD ($) shares	Feb. 05, 2025 $ / shares shares	Nov. 15, 2024	Sep. 29, 2024 USD ($) $ / shares shares	Aug. 22, 2024 USD ($) $ / shares shares	Dec. 28, 2023 USD ($) $ / shares shares	Nov. 20, 2023 USD ($) $ / shares shares	Nov. 08, 2023 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) shares	Aug. 31, 2024 USD ($) shares	Apr. 30, 2024 USD ($) shares	Feb. 29, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) shares	May 31, 2023 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Feb. 28, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) shares	Sep. 27, 2025 $ / shares shares	Jun. 29, 2025 USD ($) $ / shares shares	Oct. 21, 2024 $ / shares	Sep. 27, 2024 $ / shares shares	Jul. 31, 2024 $ / shares	Jul. 11, 2023 $ / shares	Mar. 27, 2023 $ / shares	Dec. 19, 2022 $ / shares
Shareholders Equity [Line Items]
Reverse share split						25-for-1						100-for-1
Gross proceeds of IPO																																	$ 5,018,985
Restricted common stock, shares (in Shares) | shares			572,500		750,000
Stock compensation expense																															3,800,000		0.6
Issued fair value for Compensation																													1,665,300				2,830,120
Fair value for services																																	576,875
Ordinary shares total consideration																															7,200,000		3,600,000
Cash consideration									$ 3,400,000
Grant																													4,000,000
Warrant [Member]
Shareholders Equity [Line Items]
Warrants																													2,900,000
Series A Warrants [Member]
Shareholders Equity [Line Items]
Warrants																													1,600,000
Net of issuance cost																													$ 500,000
Series B Warrants [Member]
Shareholders Equity [Line Items]
Warrants to purchase (in Shares) | shares																													98,708
Exercise price (in Dollars per share) | $ / shares																													$ 52.75
Warrants																													$ 2,300,000
Net of issuance cost																															400,000
Forecast [Member]
Shareholders Equity [Line Items]
Gross proceeds of IPO		$ 230,837,060		$ 15
Forecast [Member] | Initial Warrants [Member]
Shareholders Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares																																		$ 4,000
Forecast [Member] | Warrant [Member]
Shareholders Equity [Line Items]
Warrants to purchase (in Shares) | shares							458,000
Exercise price (in Dollars per share) | $ / shares		$ 1.7		$ 0.9975			$ 0.56
Measurement Input, Price Volatility [Member] | Series A Warrants [Member]
Shareholders Equity [Line Items]
Warrants measurement input																													147.79
Measurement Input, Price Volatility [Member] | Series B Warrants [Member]
Shareholders Equity [Line Items]
Warrants measurement input																													160.46
Measurement Input, Risk Free Interest Rate [Member] | Series A Warrants [Member]
Shareholders Equity [Line Items]
Warrants measurement input																													3.5
Measurement Input, Risk Free Interest Rate [Member] | Series B Warrants [Member]
Shareholders Equity [Line Items]
Warrants measurement input																													4.39
Measurement Input, Expected Term [Member] | Series A Warrants [Member]
Shareholders Equity [Line Items]
Warrants measurement input																													5.125
Measurement Input, Expected Term [Member] | Series B Warrants [Member]
Shareholders Equity [Line Items]
Warrants measurement input																													5
Measurement Input, Exercise Price [Member] | Series A Warrants [Member]
Shareholders Equity [Line Items]
Warrants measurement input								4,000
Measurement Input, Exercise Price [Member] | Series B Warrants [Member]
Shareholders Equity [Line Items]
Warrants measurement input																													52.75
Measurement Input, Stock Price [Member] | Series A Warrants [Member]
Shareholders Equity [Line Items]
Warrants measurement input								2,825
Measurement Input, Stock Price [Member] | Series B Warrants [Member]
Shareholders Equity [Line Items]
Warrants measurement input																													43.75
Common Stock [Member]
Shareholders Equity [Line Items]
Cash consideration																													$ 3,400,000
Common Stock [Member] | Series A Warrants [Member]
Shareholders Equity [Line Items]
Warrants to purchase (in Shares) | shares																																					1,142
Exercise price (in Dollars per share) | $ / shares																																					$ 4,000
Common Stock [Member] | Forecast [Member]
Shareholders Equity [Line Items]
Warrants to purchase (in Shares) | shares																																		1,142
Annual Meeting Shareholders [Member]
Shareholders Equity [Line Items]
Share capital													$ 32,000,000
Securities Purchase Agreement [Member]
Shareholders Equity [Line Items]
Sale of stock units (in Shares) | shares															6,000	800	448
Sale of stock price (in Dollars per share) | $ / shares															$ 0.0025	$ 0.0025	$ 0.0025
Ordinary shares price (in Dollars per share) | $ / shares															$ 1,000	$ 625	$ 625
Copyright Agreement [Member]
Shareholders Equity [Line Items]
Aggregate consideration																													8,100,000
Copyright Agreement [Member] | Forecast [Member]
Shareholders Equity [Line Items]
Restricted shares cancelled (in Shares) | shares		90,000
BTC KZ [Member]
Shareholders Equity [Line Items]
Cash consideration										$ 9,000,000
BTC KZ [Member] | Common Stock [Member]
Shareholders Equity [Line Items]
Cash consideration								$ 3,400,000
Payable										$ 26,000,000
Restricted Stock [Member]
Shareholders Equity [Line Items]
Stock compensation expense																													$ 13,000		$ 100,000		100,000
Reverse Share Split and Share Consolidation [Member]
Shareholders Equity [Line Items]
Share capital																																			$ 32,000,000
IPO [Member]
Shareholders Equity [Line Items]
Gross proceeds of IPO														$ 940,000	$ 600,000	$ 500,000	$ 280,000
Common Stock [Member] | Annual Meeting Shareholders [Member]
Shareholders Equity [Line Items]
Reverse share split													the shareholders of the Company approved the proposal to effect a reverse share split at a ratio of up to one-for-two hundred fifty (“Reverse Split”)
Class A Ordinary Shares [Member]
Shareholders Equity [Line Items]
Ordinary shares value (in Shares) | shares																													11,200,000,000	[1]	11,200,000,000	[1]			11,200,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0025																		$ 0.0025	[1]	$ 0.0025	[1]			$ 0.0025		$ 0.0025
Restricted common stock, shares (in Shares) | shares									650,000		90,000
Stock compensation expense																													$ 1,700,000				2,800,000
Convertible note payable amount converted																													$ 15,280,321
Conversion of shares (in Shares) | shares																													413,603
Conversion price per share (in Dollars per share) | $ / shares																													$ 36.94
Class A Ordinary Shares [Member] | Forecast [Member]
Shareholders Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				0.0025
Sale of stock units (in Shares) | shares							458,000
Sale of stock price (in Dollars per share) | $ / shares							$ 14
Ordinary shares price (in Dollars per share) | $ / shares		$ 0.0025		$ 1
Aggregate consideration		$ 8,100,000
Restricted shares cancelled (in Shares) | shares		90,000
Warrants to purchase (in Shares) | shares				800,000
Class A Ordinary Shares [Member] | Ms. Wei Zhang [Member]
Shareholders Equity [Line Items]
Restricted common stock, shares (in Shares) | shares																			2				2
Fair value																			$ 2,900				$ 6,400
Service vest period																			1 year				1 year
Class A Ordinary Shares [Member] | Mr. Louis Luo [Member]
Shareholders Equity [Line Items]
Restricted common stock, shares (in Shares) | shares																					20						20
Fair value																					$ 595						$ 14,000
Service vest period																					1 year						1 year
Class A Ordinary Shares [Member] | Ms. Lili Jiang [Member]
Shareholders Equity [Line Items]
Restricted common stock, shares (in Shares) | shares																				2					2
Fair value																				$ 22					$ 660
Service vest period																				1 year					1 year
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares																																							$ 0.0025
Ordinary shares due to round up adjustment (in Shares) | shares	[2]																												7,258
Issued fair value for Compensation	[2]																												$ 8				$ 2
Shares issued for services (in Shares) | shares	[2]																																1,320
Fair value for services	[2]																																$ 3
Ordinary shares total consideration	[2]																														$ 24		$ 2
Shares issued for acquisition (in Shares) | shares	[2]																														9,600		960
Class A Ordinary Shares [Member] | Annual Meeting Shareholders [Member]
Shareholders Equity [Line Items]
Ordinary shares value (in Shares) | shares													280,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 0.0001
Class A Ordinary Shares [Member] | Annual Meeting Shareholders [Member] | Annual Meeting Shareholders [Member]
Shareholders Equity [Line Items]
Ordinary shares due to round up adjustment (in Shares) | shares													7,258
Class A Ordinary Shares [Member] | Concert Cooperation Agreement [Member]
Shareholders Equity [Line Items]
Ordinary shares price (in Dollars per share) | $ / shares																								$ 0.0025														$ 3,125
Ordinary shares total consideration																								$ 8,000,000
Shares issued for acquisition (in Shares) | shares																								2,560
Class A Ordinary Shares [Member] | Copyright Agreement [Member]
Shareholders Equity [Line Items]
Ordinary shares price (in Dollars per share) | $ / shares																													$ 0.0025
Restricted shares (in Shares) | shares																													90,000
Class A Ordinary Shares [Member] | BTC KZ [Member]
Shareholders Equity [Line Items]
Restricted common stock, shares (in Shares) | shares										650,000
Class A Ordinary Shares [Member] | Reverse Share Split and Share Consolidation [Member]
Shareholders Equity [Line Items]
Ordinary shares value (in Shares) | shares																																			280,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																																			$ 0.0001
Class A Ordinary Shares [Member] | Vendor [Member]
Shareholders Equity [Line Items]
Ordinary shares price (in Dollars per share) | $ / shares																						$ 750
Ordinary shares total consideration																						$ 7,200,000
Shares issued for acquisition (in Shares) | shares																						9,600
Class A Ordinary Shares [Member] | 2024 Equity Inventive Plan [Member]
Shareholders Equity [Line Items]
Ordinary shares price (in Dollars per share) | $ / shares																																				$ 500
Class A Ordinary Shares [Member] | 2024 Equity Inventive Plan [Member] | Board of Directors Chairman [Member]
Shareholders Equity [Line Items]
Shares issued for compensation (in Shares) | shares																		3,325
Issued fair value for Compensation																		$ 1,662,400
Class A Ordinary Shares [Member] | Service Providers [Member]
Shareholders Equity [Line Items]
Ordinary shares price (in Dollars per share) | $ / shares																																								$ 4,600	$ 1,775
Shares issued for services (in Shares) | shares																										720		600
Fair value for services																										$ 3,312,000		$ 1,065,000
Class B Ordinary Shares [Member]
Shareholders Equity [Line Items]
Ordinary shares value (in Shares) | shares													40,000,000,000																1,600,000,000	[1]	1,600,000,000	[1]			1,600,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																													$ 0.0025	[1]	$ 0.0025	[1]			$ 0.0025
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders Equity [Line Items]
Issued fair value for Compensation	[2]
Fair value for services	[2]
Ordinary shares total consideration	[2]
Class B Ordinary Shares [Member] | Annual Meeting Shareholders [Member]
Shareholders Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares													$ 0.0001
Class B Ordinary Shares [Member] | Reverse Share Split and Share Consolidation [Member]
Shareholders Equity [Line Items]
Ordinary shares value (in Shares) | shares																																			40,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																																			$ 0.0001
Securities Purchase Agreement [Member]
Shareholders Equity [Line Items]
Sale of stock units (in Shares) | shares														940
Sale of stock price (in Dollars per share) | $ / shares														$ 0.0025
Ordinary shares price (in Dollars per share) | $ / shares														$ 1,000

[1]	Giving retroactive effect to the 100-for-1 reverse share split on November 15, 2024 and the 25-for-1 reverse share split on August 22, 2025
[2]	Giving retroactive effect to the 100-for-1 reverse share split on November 15, 2024 and the 25-for-1 reverse share split on August 22, 2025